Expense Example {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-12 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example:
1 year	$ 685
3 years	943
5 years	1,225
10 years	2,026
Fidelity Advisor Value Leaders Fund-Class M
Expense Example:
1 year	488
3 years	803
5 years	1,147
10 years	2,114
Fidelity Advisor Value Leaders Fund-Class C
Expense Example:
1 year	293
3 years	632
5 years	1,104
10 years	2,202
Fidelity Advisor Value Leaders Fund - Class I
Expense Example:
1 year	92
3 years	294
5 years	515
10 years	$ 1,150